Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-1 MONTHLY SERVICER CERTIFICATE Amended For the collection period ended 11-1-2008	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		11/18/2008
2	Payment Date		11/20/2008
3	Collection Period	9/28/2008	11/1/2008	35
4	Monthly Interest Period - Actual/360	10/20/2008	11/19/2008	31
5	Monthly Interest - 30/360			30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	55,522,681.05	30,316,680.96	25,206,000.09	0.1028816
7	Class A-2-A Notes	305,000,000.00	305,000,000.00	—	305,000,000.00	1.0000000
8	Class A-3-A Notes	255,000,000.00	255,000,000.00	—	255,000,000.00	1.0000000
9	Class A-4-B Notes	214,450,000.00	214,450,000.00	—	214,450,000.00	1.0000000

10	Total Securities	$1,019,450,000.00	$829,972,681.05	$30,316,680.96	$799,656,000.09

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	853,454,052.60	30,316,680.96	823,137,371.64

13	YSOC	$62,585,327.65	$49,806,572.50		$47,872,770.40

14	Net Pool Balance	$1,105,516,699.20	$903,260,625.10	$30,316,680.96	$871,010,142.04

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	2.8400%	135,785.24	2.4455814	30,452,466.20	548.4689431
16	Class A-2-A Notes	3.7100%	942,958.33	3.0916667	942,958.33	3.0916667
17	Class A-3-A Notes	4.5000%	956,250.00	3.7500000	956,250.00	3.7500000
18	Class A-4-B Notes	5.9775%	1,103,836.70	5.1472917	1,103,836.70	5.1472917

	Total Securities		3,138,830.27		33,455,511.23

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received	21,145,952.03
20	Scheduled Interest Payments Received	4,796,326.84
21	Prepayments of Principal Received	359,750.32
22	Liquidation Proceeds	8,906,604.97
23	Recoveries Received	475,520.47
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	35,684,154.63

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	177,412.70
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	12,147.33

30	Total Available Funds, prior to Servicer Advances	35,873,714.66

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	35,873,714.66

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	35,873,714.66

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	752,717.19
37	Net Swap Payment Class A-4 Notes	—
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	3,138,830.27
40	Principal Distribution Amount (Item 80)	30,316,680.96
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	1,665,486.24

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-1-2008	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	752,717.19	—	752,717.19

	Pro rata:
47	Class A-1 Interest	135,785.24	—	135,785.24
48	Class A-2 Interest	942,958.33	—	942,958.33
49	Class A-3 Interest	956,250.00	—	956,250.00
50	Class A-4 Interest	1,103,836.70	—	1,103,836.70
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	3,138,830.27	—	3,138,830.27

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			853,454,052.60
57	Beginning Net Pool Balance		903,260,625.10
58	Receipts of Scheduled Principal		(21,145,952.03)
59	Receipts of Prepaid Principal		(359,750.32)
60	Liquidation Proceeds		(8,906,604.97)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(1,838,175.74)

64	Ending Net Pool Balance		871,010,142.04
65	Yield Supplement Overcollateralization Amount		47,872,770.40

66	Adjusted Pool Balance		823,137,371.64
67	Less: Adjusted Pool Balance — End of Collection Period			823,137,371.64

68	Calculated Principal Distribution Amount			30,316,680.96

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			35,873,714.66
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			752,717.19
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			3,138,830.27
73	Less: Calculated Principal Distribution (Item 68)			30,316,680.96

74	Equals: Remaining Available Funds before Servicer Advance			1,665,486.24
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,665,486.24
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 — Available Funds Shortfall + Reserve Account Draw Amt)			30,316,680.96

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $2,607,328.43, else $5,214,656.86			5,214,656.86
86	Initial Reserve Account Balance			1,042,931.37

87	Beginning Reserve Account Balance			5,214,656.86
88	Plus: Net Investment Income for the Collection Period			12,147.33

89	Subtotal: Reserve Fund Available for Distribution			5,226,804.19
90	Plus: Deposit of Excess Available Funds (Item 41)			—
91	Less: Reserve Account Draw Amount (Item 79)			—

92	Subtotal Reserve Account Balance			5,226,804.19
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			12,147.33

94	Equals: Ending Reserve Account Balance			5,214,656.86

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

Volkswagen Auto Loan Enhanced Trust 2008-1 MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-1-2008	PAGE 3

G.	POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current

96	Net Pool Balance		1,105,516,699	871,010,142
97	Number of Current Contracts		69,699	51,619
98	Weighted Average Loan Rate		5.54%	5.64%
99	Average Remaining Term		55.0	50.0
100	Average Original Term		60.3	61.1
101	Monthly Prepayment Rate			0.94%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance

102	Aggregate Outstanding Principal Balance of Charged Off Receivables		88	1,838,175.74
103	Liquidation Proceeds on Related Vehicles			—
104	Recoveries Received on Receivables Previously Charged Off			475,520.47

105	Net Principal Losses for Current Collection Period		88	1,362,655.27

106	Beginning Net Principal Losses		209	3,528,054.47
107	Net Principal Losses for Current Collection Period		88	1,362,655.27

108	Cumulative Net Principal Losses		297	4,890,709.74

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)			0.44%

110	Reduction Trigger met? October 2009 payment date Cumulative Net Loss Ratio < .60% or April 2010 payment date Cumulative Net Loss Ratio < 1.00%			N/A

	Delinquencies Aging Profile — End of Period:	Percentage	Units	Outstanding Principal Balance

111	Current	98.75%	50,975	860,122,319.53
112	31 - 60 Days Delinquent	1.03%	536	8,989,254.03
113	61 - 90 Days Delinquent	0.22%	108	1,898,568.48

114	Total	100.00%	51,619	871,010,142.04

	Summary of Swap Payments and Receipts
	Receipts:
115	Net Swap Receipt Class A-4 Notes			177,412.70
116	Swap Replacements Proceeds			—

117	Total Receipts			177,412.70

	Payments
118	Net Swap Payment Class A-4 Notes			—

119	Senior Swap Termination Payment			—
120	Subordinated Swap Termination Payments			—

121	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month